Critical accounting judgements and key sources of estimation uncertainty	12 Months Ended
Dec. 31, 2022
Disclosure of Critical Accounting Judgements and Key Sources of Estimation Uncertainty [Abstract]
Critical accounting judgements and key sources of estimation uncertainty

3. Critical accounting judgements and key sources of estimation uncertainty

In preparing the Consolidated Financial Statements, management is required to make judgements about when or how items should be recognised in the Consolidated Financial Statements and estimates and assumptions that affect the amounts of assets, liabilities, income and expenses reported in the Consolidated Financial Statements. Actual amounts and results could differ from those estimates.

There are no critical accounting judgements. The following are the key sources of estimation uncertainty.

Key sources of estimation uncertainty

Indefinite life brands

Estimation of the recoverable amount of indefinite life brands requires significant estimates of the value of each brand. The Group tests at least annually whether indefinite life brands have suffered an impairment. The recoverable amounts of indefinite life brands are estimated using the fair value less costs to sell methodology. These calculations use management’s estimates consistent with current budgets and plans that have been formally approved, assumptions of market participants and are based on discounted cash flow forecasts using estimated long-term growth rates. Refer to Note 14 ‘Intangible assets’ for further details about the Group’s indefinite life brands and sensitivity analysis of Preparation H.

Legal and other disputes

Management makes a judgement of whether it is remote, possible or probable that an outflow will be required to settle legal obligations. To the extent that the potential outflow is assessed as possible but not probable or insufficient information is available to make a judgement on whether a potential outflow is probable, no provision is made and disclosure related to the claim is provided.

For legal obligations that are assessed as leading to a probable outflow and sufficient information is available, the estimated provisions take into account the specific circumstances of each dispute and relevant external advice, are inherently judgemental and could change substantially over time as each dispute progresses and new facts emerge. Management, having taken legal advice, has established provisions after taking into account the relevant facts and circumstances of each matter and in accordance with accounting requirements.

The Group may become involved in legal proceedings, in respect of which it is not possible to make a reliable estimate of the expected financial effect, or practicable to give a meaningful range of outcomes that could result from ultimate resolution of the proceedings. In these cases, appropriate disclosure about such cases would be provided, but no provision would be made and no contingent liability can be quantified. The ultimate liability for legal claims may vary from the amounts provided and is dependent upon the outcome of litigation proceedings, investigations, and possible settlement negotiations. The position could change over time and, therefore, there can be no assurance that any losses that result from the outcome of any legal proceedings will not exceed the amount of the provisions reported in the Group’s financial statements by a material amount. Refer to Note 22 ‘Contingent liabilities and commitments’ for further details about the Group’s legal matters.

Taxation

Where it is considered that a dispute with tax authorities may arise, or where a dispute is already ongoing management makes a judgement of whether there is sufficient information to be able to make a reliable estimate of the outcome of the dispute. The Group is subject to taxation in the many countries in which it operates. The tax legislation of these countries differs, is often complex and is subject to interpretation by management and the government authorities. These matters of judgement give rise to the need to create provisions for tax payments that may arise in future years. Provisions are made against exposures and take into account the specific circumstances of each case, including the strength of technical arguments, recent case law decisions or rulings on similar issues and relevant external advice.

If sufficient information is available, in estimating a potential tax liability, the Group applies a risk-based approach to determine the transactions most likely to be subject to challenge. This assumes that the relevant tax authority will review and have full knowledge of all the relevant information, and the probability that the Group would be able to obtain compensatory adjustments under international tax treaties. These estimates consider the specific circumstances of each dispute and relevant external advice, are inherently judgemental and could change substantially over time as each dispute progresses and new facts emerge. Refer to Note 9 ‘Taxation’ for further details about the Group’s taxes.